Revenue and Segment Information - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Entitys Revenue And Reportable Segments [Line Items]
Revenue	$ 0	$ 0